UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 166.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.9%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,825	$2,819,463
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	252	75,625

		$2,895,088

Education — 7.2%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$6,932,982
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	10,955,175
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,380,080

		$22,268,237

Electric Utilities — 4.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,811,780
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,683,713
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	1,250	1,255,300
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,063,430
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	7,684,390

		$14,498,613

Escrowed/Prerefunded — 6.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$785	$848,350
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	955,046
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	522,038
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	3,250	3,534,863
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	920	1,041,817
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	2,715	2,883,955
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,675	1,891,326
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37(2)	9,300	9,371,517

		$21,048,912

General Obligations — 17.1%
Chicago, IL, 5.75%, 1/1/33	$1,500	$1,671,135
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	9,820,800
Illinois, 5.00%, 11/1/29	3,520	3,645,312
Illinois, 5.00%, 5/1/33	5,000	5,092,550
Illinois, 5.00%, 12/1/42	3,035	3,095,791
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,512,112

Security	Principal Amount (000’s omitted)	Value
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	$17,900	$6,974,735
New York, 5.00%, 2/15/34(2)	2,500	2,713,225
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,396,394
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	7,980	3,881,711
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,487,875
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	8,500	3,777,060
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,560,832

		$52,629,532

Hospital — 21.6%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	$10,000	$10,538,500
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	490,147
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)	10,000	11,054,400
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,459,048
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	1,987,642
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,545	2,455,874
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,503,700
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	1,000	1,106,310
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,185	1,198,355
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)	10,000	11,093,400
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	615	690,996
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(3)	800	863,208
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,465	1,515,337
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,930	3,033,400
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)	11,400	12,207,234
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,630,461
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	808,479
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	716,203
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,104,000

		$66,456,694

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,186,440
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	597,346
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	990,520
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	175,988

		$5,950,294

Industrial Development Revenue — 6.2%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$453,052
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	4,390	4,405,892
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,695,920

Security	Principal Amount (000’s omitted)	Value
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	$1,075	$1,096,532
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	780	817,620
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	1,000	1,048,230
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,108,735
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,138,484
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,942,786
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(3)	1,130	1,334,643

		$19,041,894

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (AGM), 1.655%, (67% of 3 mo. USD LIBOR + 0.52%), 7/1/29(4)	$3,000	$2,587,500

		$2,587,500

Insured-Escrowed/Prerefunded — 5.6%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	$2,625	$2,779,219
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	1,950	1,992,666
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38(2)	9,400	9,515,714
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(2)	3,000	3,019,110

		$17,306,709

Insured-Other Revenue — 0.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,081,298

		$2,081,298

Insured-Special Tax Revenue — 8.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$31,600	$13,631,608
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	6,197,985
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,994,483
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	5,403,300

		$27,227,376

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,405	$1,460,118
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	245	247,311
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	990	997,108

		$2,704,537

Insured-Transportation — 13.4%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$6,796,351
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,053,231
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,085,158
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	665	684,471

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$5,375	$5,513,944
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,430	1,460,445
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	8,189,100
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	9,820	10,731,099
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,621,362

		$41,135,161

Insured-Water and Sewer — 11.8%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$20,732,029
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,513,700
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,613,416
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,555,980
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,094,587
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,650,156

		$36,159,868

Lease Revenue/Certificates of Participation — 1.4%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$815	$892,368
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,320	1,470,889
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,822,913

		$4,186,170

Other Revenue — 2.4%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,866,150
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,000	1,003,420

		$7,216,070

Senior Living/Life Care — 8.2%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$320	$320,106
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	250	263,910
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	560,562
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,121,655
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	792,179
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,582,016
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,415	1,520,418
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,485	1,589,915
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	855,936
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,249,549
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,631,683
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,850,310
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,621,200

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	$335	$356,279
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,046,888

		$25,201,944

Special Tax Revenue — 14.6%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	150	149,997
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(2)	12,400	14,037,792
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	930,590
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(2)	2,820	3,105,638
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35	655	719,360
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(2)	2,180	2,394,207
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	11,444,100
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	253	252,485
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	180	164,975
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	353,135
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,420,100

		$44,972,379

Transportation — 24.2%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$481,945
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	1,395	1,532,031
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/41	9,200	10,028,092
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,177,517
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,980,537
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,410,784
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,007,990
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	434,552
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.29%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	7,250	7,285,525
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	1,000	1,100,290
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,628,994
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,145,983
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,188,001
Pennsylvania Turnpike Commission, 6.375%, 12/1/38	2,500	3,070,525
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,437,240
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,810,590
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	7,301,664
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,088,693
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,868,848

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	$850	$939,071
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	704,320

		$74,623,192

Water and Sewer — 7.5%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(2)	$10,000	$11,280,300
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,012,966
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,143,024
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,532,923

		$22,969,213

Total Tax-Exempt Municipal Securities — 166.7% (identified cost $482,054,361)		$513,160,681

Taxable Municipal Securities — 5.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(7)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$39	$11,580

		$11,580

General Obligations — 3.3%
Atlantic City, NJ, 7.50%, 3/1/40	$5,435	$6,885,602
Chicago, IL, 7.75%, 1/1/42	2,885	3,120,156

		$10,005,758

Hospital — 2.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,382,080

		$6,382,080

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$584,469
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	425,580

		$1,010,049

Other Revenue — 0.0%(7)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$60	$59,973

		$59,973

Total Taxable Municipal Securities — 5.7% (identified cost $15,238,538)		$17,469,440

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.3%
NYU Hospitals Center, 4.368%, 7/1/47	$1,040	$1,073,060

Total Corporate Bonds & Notes — 0.3% (identified cost $1,040,000)		$1,073,060

Value
Total Investments — 172.7% (identified cost $498,332,899)	$531,703,181

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.8)%	$(14,777,081)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (22.0)%	$(67,744,119)

Other Assets, Less Liabilities — (45.9)%	$(141,252,856)

Net Assets Applicable to Common Shares — 100.0%	$307,929,125

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At February 28, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	22.2%
Texas	14.0%
Others, representing less than 10% individually	63.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 10.8% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $12,890,135 or 4.2% of the Trust’s net assets applicable to common shares.

(4)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2018.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	Security is in default and making only partial interest payments.

(7)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$513,160,681	$—	$513,160,681
Taxable Municipal Securities	—	17,469,440	—	17,469,440
Corporate Bonds & Notes	—	1,073,060	—	1,073,060
Total Investments	$—	$531,703,181	$—	$531,703,181

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018